Long-Term Borrowings	6 Months Ended
Jun. 30, 2025
Long-Term Borrowings [Abstract]
Long-term borrowings
10.	Long-term borrowings

The interest was payable on a monthly basis and the principal was due upon maturity, as follows:

Term loan	Maturity date	Principal amount	Interest rate per annum	Name of bank
Loan 2	2027-04-02	10,000	3.95%	China Construction Bank Corporation Beijing Chaoyang Branch
Total		10,000

As of June 30, 2025, CEO, Mr. Wen is a co-borrower of the loan 1.